Goldman Sachs Small Cap Value Fund Average Annual Total Returns - Class A C Inst Serv Inv R R6 Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 2000® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.03%	7.28%	7.14%
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.74%	13.85%	12.53%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		1.52%	4.22%	5.39%
Performance Inception Date	Oct. 22, 1992
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(3.43%)	1.01%	2.88%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.12%	2.97%	3.92%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.56%	4.63%	5.20%	[1]
Performance Inception Date	Aug. 15, 1997
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.67%	5.73%	6.36%
Performance Inception Date	Aug. 15, 1997
Service Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.14%	5.20%	5.83%
Performance Inception Date	Aug. 15, 1997
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.69%	5.67%	6.26%
Performance Inception Date	Nov. 30, 2007
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.13%	5.14%	5.73%
Performance Inception Date	Nov. 30, 2007
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.70%	5.74%	6.37%	[2]
Performance Inception Date	Jul. 31, 2015

[1]	Class C Shares automatically convert into Class A Shares eight years after the purchase date. The 10 Year performance for Class C Shares does not reflect the conversion to Class A Shares after the first eight years of performance.
[2]	Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.